Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	For the Years Ended December 31,
	2025	2024
Deferred tax assets:
Net operating loss carry forwards	$9,878,482	$9,032,440
Capitalization of research and development expenses	1,516,763	1,806,909
Stock option expense	883,261	541,476
Warrant expense	465,230	465,230
Accrued expenses	101,337	50,797
Depreciation and amortization	(2,463)	(2,796)
Research and development tax credit	1,377,283	1,170,784
Valuation allowance	(14,219,893)	(13,064,840)
Net deferred tax asset	$—	$—

Schedule of Reconciliation of Provision for Income Taxes

A reconciliation of the provision for income taxes with the amounts computed by applying the statutory Federal income tax to income before provision for income taxes is as follows:

	For the Years Ended December 31,
	2025		2024
U.S. federal statutory rate	$(808,004)	(21.0)%	$(1,019,260)	(21.0)%
State taxes, net of federal benefit	(165,448)	(4.3)%	(208,706)	(4.3)%
Entertainment expense	29	—	310	—
Disallowed research and development expenditures	11,914	0.3%	40,330	0.8%
Research and development tax credit	(47,091)	(1.2)%	(159,408)	(3.3)%
Deferred tax rate change	—	—	—	—
True-up of deferred taxes	12,595	0.3%	105,838	2.2%
True-up of research and development credit	—	—	(1,246)	—
Change in valuation allowance	996,005	25.9%	1,242,142	25.6%
Effective tax rate	$—	0.0%	$—	0.0%